Income taxes - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Abstract]
Income tax (expense) benefit	€ 282.0	€ 963.0	€ (73.0)
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations	4.0	143.0	€ 9.0
Current tax expense (income), related to Pillar Two income taxes	€ 1.3	€ 1.0
Effective tax rate increase (decrease) related to Pillar Two income tax	0.10%	0.40%
Decrease in current tax expense related to Pillar Two income taxes	€ 0.6
Impact on the current year ETR of the Pillar 2 prior year true-up	0.0005
Net deferred tax assets	€ 1,681.0	€ 1,835.0
Deferred tax assets	1,773.0	1,916.0
Deferred tax liabilities	93.0	81.0
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	1,070.0	1,188.0
Deductible temporary differences for which no deferred tax asset is recognised	352.0	788.0
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	284.0	340.0
Other tax liability	€ 70.0	€ 116.0